Investment in Marketable Securities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024	Apr. 25, 2022
Investment in Marketable Securities [Line Items]
Revaluation investment	$ 1,287	$ (1,655)
Affiliated funds				$ 22,500
Shares pledged in related 2024 NPA	$ 3,144
Note Purchase Agreement [Member]
Investment in Marketable Securities [Line Items]
Affiliated funds			$ 26,000
Common Stock [Member]
Investment in Marketable Securities [Line Items]
Investment owned shares (in Shares)	1,838,824
Percentage of shares	5.50%
Price per share (in Dollars per share)	$ 1.71	$ 1.01